Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 13,172,965	$ 12,712,853
Nation [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	5,102,222	4,448,221
AAA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,369,805	5,138,279
AA+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	570,716	837,009
BBB- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	458,273	455,201
BBB [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	201,163	319,514
AA [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	134,454	6,679
F1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	61,192	56,728
BRC1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	52,296	68,313
A3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	11,633	17,267
BBB+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	10,328	22,113
AA- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,014	16,067
BAA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	219,830
SP1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	84,933
A-1+ [Member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	78,156
BAA1 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	15,538
A [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	5,307	11,841
Other credit ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	297,048	30,129
Not available ratings [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 1,894,514	$ 887,035